RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group.

Names of related parties	Relationship
Zhou Kai	Principal shareholder, chief technology officer, chairman of the board
Shenzhen Jinhui Technology Co., Ltd. (“Shenzhen Jinhui”)	A company controlled by Zhou Kai
Wealth Guardian Investment Limited (“WGI”)
The Group is able to exercise significant influence over WGI because two individuals, who are the senior management of WGI, are the shareholders of the Company holding more than or approximately 10% aggregate equity interests

Waton Trust Limited	An entity Zhou Kai acted as a director
ST MA Ltd	The Company’s shareholder, ST MA Ltd, ceased to be a shareholder in June 2023
WIG SPC
A wholly-owned subsidiary of the Company incorporated in Cayman Islands, holding investment segregated portfolios (each of which is referred to as “SP”, collectively “SPs”). The SPs are each formed for the purpose of investing in securities and are owned by different investors. Effective December 2024, WSI serves as the investment manager of the WIG SPC series SPs. During the year ended March 31, 2025, there was no management income incurred.

Transactions with WGI

The Group conducts material transactions with WGI through WSI and/or WTI, which entities are services providers for WGI. These transactions are as follows:

	As of March 31,
	2025	2024
Receivables – clients – unsettled trade	$1,549,709	$11,043,210
Receivables – clients – margin loan (net)(i)(ii)	3,276,678	1,873,556
Receivables – software licensing (including subscription based) and related support services	600,000	1,197,352
Receivables – Total(iii)	$5,426,387	$14,114,118
Contract assets - related party	1,200,000	—

Payables – brokerage services	1,417,153	13,867,823
Payables – Broker-dealer	75,136	163,635
Payables – Total	$1,492,289	$14,031,458

(i)	WSI extended a credit line of $6.2 million and $4.3 million to WGI for margin transactions during the years ended March 31, 2025 and 2024.
(ii)	As of March 31, 2025 and 2024, the amounts consisted of margin loan receivables of $3.5 million and $3.6 million, net of client payables of $0.2 and $1.7 million, respectively.
(iii)
As of March 31, 2025 and 2024, receivables from this customer, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.

	For the years ended March 31,
	2025	2024	2023
Revenues – brokerage commission and handling charge income	$2,539,260	$1,757,731	$1,707,334
Revenues – interest income	1,040,634	1,016,179	181,550
Revenues – software licensing (including subscription based) and related support services	1,200,000	1,197,551	2,786,105
Total	$4,779,894	$3,971,461	$4,674,989

For the years ended March 31, 2025, 2024 and 2023, the Group recognized a software licensing and related support services revenue of $1,200,000, nil and nil, respectively before invoicing to WGI. The amount was recorded under contract assets – related party in the consolidated balance sheets.

Due from ST MA Ltd

In April 2023, the Company made a loan in the amount of US$450,000 (approximately HK$3.5 million) to ST MA LTD, a related party as of that time. The loan is unsecured during the period from April 2023 to October 2024, and subsequently is collateralized by securities held in the account of ST MA LTD, bears no interest and is due on demand. ST MA LTD ceased to be a related party in June 2023, because ST MA LTD ceased to be a shareholder of the Company. The amount due from ST MA Ltd was recorded in prepaid expenses and other current assets as of March 31, 2024 and 2025, respectively.

Due to related parties

	As of March 31,
	2025	2024
Zhou Kai(i)	$31,682	$1,830,092
Shenzhen Jinhui(ii)	1,766,092	772,040
Due to related parties	$1,797,774	$2,602,132

(i)
The balance represents borrowings from Zhou Kai for the Group’s daily operational purposes. The borrowings are interest-free, unsecured and due on demand. During the years ended March 31, 2025, 2024 and 2023, the Group borrowed from Zhou Kai of $0.03 million, $1.8 million and $5.3 million, respectively. During the years ended March 31, 2025, 2024, and 2023, the Group repaid borrowings from Zhou Kai of $1.8 million, nil and nil, respectively. During the year ended March 31, 2024, the Group disposed certain portion of its other investment to Zhou Kai at a consideration of approximately $2.0 million and the amount was settled with payable with Zhou Kai.

(ii)
The balance represents unpaid service fees to Shenzhen Jinhui, a service provider and sub-contractor of the Group’s project management services. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. During the years ended March  31, 2025, 2024 and 2023, the Group purchased outsourcing and related support services of approximately $1.0 million, $0.7 million and $0.6 million, respectively, from Shenzhen Jinhui which were recorded as software licensing (including subscription based) and related support outsourcing costs, and expects to settle the balance as of March 31, 2025 within 12 months.